Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000249041 [Member]
Shareholder Report [Line Items]
Fund Name	Draco Evolution AI ETF
Class Name	Draco Evolution AI ETF
Trading Symbol	DRAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Draco Evolution AI ETF (the “Fund”) for the period of July 9, 2024 to November 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://draietf.com/etf/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://draietf.com/etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$33	0.85%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.85%
Net Assets	$ 12,150,246
Holdings Count | holding	9
Advisory Fees Paid, Amount	$ 27,256
Investment Company, Portfolio Turnover	570.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Fixed Income ETFs	51.0%
Levered Equity ETFs	48.7%
Cash & Cash Equivalents	0.3%

TOP HOLDINGS (as a % of Net Assets)
Direxion Daily S&P 500 Bull 3X	21.0%
ProShares UltraPro QQQ	20.8%
iShares 7-10 Year Treasury Bond ETF	17.1%
Vanguard Total Bond Market ETF	17.0%
iShares iBoxx $ High Yield Corporate Bond ETF	16.9%
ProShares UltraPro Dow30	2.3%
Direxion Daily Small Cap Bull 3X Shares	2.3%
Direxion Daily Semiconductors Bull 3x Shares	2.2%